Events after the Balance-Sheet Date (Details) - EUR (€)	Jul. 26, 2023	Jun. 30, 2023	Dec. 31, 2022
Events after the Balance-Sheet Date
Issued capital		€ 4,924,000	€ 4,440,000
Business combination | Nyxoah GmbH
Events after the Balance-Sheet Date
Issued capital	€ 25,000
Assets	0
Liabilities	0
Consideration paid	€ 29,000